Average Annual Total Returns	Optimum Large Cap Growth Fund Russell 1000 Index 1 year	Optimum Large Cap Growth Fund Russell 1000 Index 5 years	Optimum Large Cap Growth Fund Russell 1000 Index 10 years	Optimum Large Cap Growth Fund Russell 1000 Growth Index 1 year	Optimum Large Cap Growth Fund Russell 1000 Growth Index 5 years	Optimum Large Cap Growth Fund Russell 1000 Growth Index 10 years	Optimum Large Cap Growth Fund Class A 1 year	Optimum Large Cap Growth Fund Class A 5 years	Optimum Large Cap Growth Fund Class A 10 years	Optimum Large Cap Growth Fund Class C 1 year	Optimum Large Cap Growth Fund Class C 5 years	Optimum Large Cap Growth Fund Class C 10 years	Optimum Large Cap Growth Fund Institutional Class 1 year	Optimum Large Cap Growth Fund Institutional Class 5 years	Optimum Large Cap Growth Fund Institutional Class 10 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 1 year	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 5 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 10 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Large Cap Value Fund Russell 1000 Index 1 year	Optimum Large Cap Value Fund Russell 1000 Index 5 years	Optimum Large Cap Value Fund Russell 1000 Index 10 years	Optimum Large Cap Value Fund Russell 1000 Value Index 1 year	Optimum Large Cap Value Fund Russell 1000 Value Index 5 years	Optimum Large Cap Value Fund Russell 1000 Value Index 10 years	Optimum Large Cap Value Fund Class A 1 year	Optimum Large Cap Value Fund Class A 5 years	Optimum Large Cap Value Fund Class A 10 years	Optimum Large Cap Value Fund Class C 1 year	Optimum Large Cap Value Fund Class C 5 years	Optimum Large Cap Value Fund Class C 10 years	Optimum Large Cap Value Fund Insitutional Class 1 year	Optimum Large Cap Value Fund Insitutional Class 5 years	Optimum Large Cap Value Fund Insitutional Class 10 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 1 year	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 5 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 10 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 1 year	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 5 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 10 years	Optimum Small-Mid Cap Growth Fund Russell 3000 Index 1 year	Optimum Small-Mid Cap Growth Fund Russell 3000 Index 5 years	Optimum Small-Mid Cap Growth Fund Russell 3000 Index 10 years	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 1 year	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 5 years	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 10 years	Optimum Small-Mid Cap Growth Fund Class A 1 year	Optimum Small-Mid Cap Growth Fund Class A 5 years	Optimum Small-Mid Cap Growth Fund Class A 10 years	Optimum Small-Mid Cap Growth Fund Class C 1 year	Optimum Small-Mid Cap Growth Fund Class C 5 years	Optimum Small-Mid Cap Growth Fund Class C 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Small-Mid Cap Value Fund Russell 3000 Index 1 year	Optimum Small-Mid Cap Value Fund Russell 3000 Index 5 years	Optimum Small-Mid Cap Value Fund Russell 3000 Index 10 years	Optimum Small-Mid Cap Value Fund Russell 2500 Value Index 1 year	Optimum Small-Mid Cap Value Fund Russell 2500 Value Index 5 years	Optimum Small-Mid Cap Value Fund Russell 2500 Value Index 10 years	Optimum Small-Mid Cap Value Fund Class A 1 year	Optimum Small-Mid Cap Value Fund Class A 5 years	Optimum Small-Mid Cap Value Fund Class A 10 years	Optimum Small-Mid Cap Value Fund Class C 1 year	Optimum Small-Mid Cap Value Fund Class C 5 years	Optimum Small-Mid Cap Value Fund Class C 10 years	Optimum Small-Mid Cap Value Fund Institutional Class 1 year	Optimum Small-Mid Cap Value Fund Institutional Class 5 years	Optimum Small-Mid Cap Value Fund Institutional Class 10 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 1 year	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 5 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 10 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum International Fund MSCI ACWI ex USA Index (net) 1 year	Optimum International Fund MSCI ACWI ex USA Index (net) 5 years	Optimum International Fund MSCI ACWI ex USA Index (net) 10 years	Optimum International Fund MSCI ACWI ex USA Index (gross) 1 year	Optimum International Fund MSCI ACWI ex USA Index (gross) 5 years	Optimum International Fund MSCI ACWI ex USA Index (gross) 10 years	Optimum International Fund Class A 1 year	Optimum International Fund Class A 5 years	Optimum International Fund Class A 10 years	Optimum International Fund Class C 1 year	Optimum International Fund Class C 5 years	Optimum International Fund Class C 10 years	Optimum International Fund Institutional Class 1 year	Optimum International Fund Institutional Class 5 years	Optimum International Fund Institutional Class 10 years	Optimum International Fund Institutional Class After Taxes on Distributions 1 year	Optimum International Fund Institutional Class After Taxes on Distributions 5 years	Optimum International Fund Institutional Class After Taxes on Distributions 10 years	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Fixed Income Fund Bloomberg US Aggregate Bond Index 1 year	Optimum Fixed Income Fund Bloomberg US Aggregate Bond Index 5 years	Optimum Fixed Income Fund Bloomberg US Aggregate Bond Index 10 years	Optimum Fixed Income Fund Class A 1 year	Optimum Fixed Income Fund Class A 5 years	Optimum Fixed Income Fund Class A 10 years	Optimum Fixed Income Fund Class C 1 year	Optimum Fixed Income Fund Class C 5 years	Optimum Fixed Income Fund Class C 10 years	Optimum Fixed Income Fund Institutional Class 1 year	Optimum Fixed Income Fund Institutional Class 5 years	Optimum Fixed Income Fund Institutional Class 10 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 1 year	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 5 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 10 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 10 years
Total	26.53%	15.52%	11.80%	42.68%	19.50%	14.86%	32.73%	12.18%	10.83%	38.78%	12.68%	10.65%	41.25%	13.81%	11.76%	37.63%	11.70%	9.24%	26.78%	10.95%	9.01%	26.53%	15.52%	11.80%	11.46%	10.91%	8.40%	3.34%	9.92%	6.57%	7.84%	10.38%	6.40%	9.93%	11.50%	7.48%	6.06%	9.81%	6.05%	8.40%	9.04%	5.80%	25.96%	15.16%	11.48%	18.93%	11.43%	8.78%	7.17%	11.15%	7.67%	11.71%	11.64%	7.51%	13.92%	12.75%	8.58%	13.92%	9.18%	5.62%	8.24%	9.68%	6.24%	25.96%	15.16%	11.48%	15.98%	10.79%	7.42%	3.97%	7.61%	3.19%	8.40%	8.05%	3.02%	10.56%	9.16%	4.07%	10.18%	7.85%	2.85%	6.49%	7.03%	2.97%	15.62%	7.18%	3.97%	16.21%	7.60%	4.32%	10.37%	3.96%	2.20%	15.25%	4.41%	2.03%	17.36%	5.47%	3.06%	17.19%	4.43%	2.27%	10.75%	4.36%	2.44%	5.53%	1.10%	1.81%	0.81%	0.03%	0.94%	3.75%	0.18%	0.64%	5.89%	1.21%	1.66%	4.51%	(0.14%)	0.43%	3.47%	0.40%	0.76%